Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2018	¥ 51,782
2019	60,337
2020	20,513
2021	2,446
2022	1,829
Thereafter	2,421
Total	¥ 139,328